STOCKHOLDERS’ DEFICIT	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ DEFICIT

NOTE 5 – STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 295,000,000 authorized shares of common stock with a par value of $0.001 as of September 30, 2025, and 2024, respectively. The Company had 28,019,624 and 27,657,679 issued and outstanding shares of common stock as of September 30, 2025, and 2024, respectively.

The Company previously had 5,000,000 authorized shares of preferred stock with a par value of $0.001, which the Company had designated as Series A Preferred Stock. As of December 31, 2023, 500,000 shares of Series A Preferred Stock were issued and outstanding. In conjunction with the Merger and the Series A Preferred Stock designation the 500,000 issued and outstanding shares were converted into 10,000,000 (pre-split) shares of the Company’s common stock.

The Company also has 5,000,000 authorized shares of “blank check” preferred stock. As of September 30, 2025, the Company has designated 500 shares of Series A Convertible Preferred Stock ($.001 par value) (the “Series A Preferred”) and has issued 150 shares of the Series A Preferred.

NOTE 8 – STOCKHOLDERS’ DEFICIT

The Company is authorized to issue 295,000,000 authorized shares of common stock with a par value of $0.001 as of December 31, 2024, and 2023. The Company had 27,657,679 and 27,655,560 issued and outstanding shares of common stock as of December 31, 2024, and 2023, respectively.

The Company previously had 5,000,000 authorized shares of preferred stock with a par value of $0.001, which the Company had designated as Series A Preferred Stock. As of December 31, 2023, 500,000 shares of Series A Preferred Stock were issued and outstanding. In conjunction with the Polomar Merger and the Series A Preferred Stock designation the 500,000 issued and outstanding shares were converted into 10,000,000 (pre-split) shares of the Company’s common stock. The Company also has 5,000,000 authorized shares of “blank check” preferred stock. As of December 31, 2024, the Company has not designated or issued any of these preferred shares. During the year ended December 31, 2024, the Company issued 2,119 shares to adjust a discrepancy due to the reverse stock split.

ALTANINE, INC. [Member]
Subsidiary or Equity Method Investee [Line Items]
STOCKHOLDERS’ DEFICIT

Note 8: Stockholders’ Equity

The Company was incorporated in the State of Nevada on December 18, 2023. Pursuant to the Company’s Amended and Restated Certificate of Incorporation, the Company is authorized to issue up to 200,000,000 shares of common stock, each with a par value of $0.0003 per share, and up to 25,000,000 shares of preferred stock, each with a par value of $0.0003 per share. Of the preferred stock, 1,000 shares have been designated as Series A Preferred Stock.

As of September 30, 2025, the Company had 29,262,691 shares of Class A common stock and 40 shares of Series A preferred stock issued and outstanding. During the nine months ended September 30, 2025, the Company issued an aggregated number of 3,274,648 shares of common stock pursuant to a cashless exercise of the Company’s warrants for no consideration received.

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value $0.0003 per share, in one or more series. In June 2025, the Company authorized the issuance of a new series of preferred stock designated as Series A Convertible Preferred Stock (“Series A”) with a par value of $.0003. The Company authorized 1,000 shares of Series A. As of September 30, 2025 and December 31, 2024, the Company has 40 shares of Series A issued and outstanding.

The shares of Series A have voting rights, liquidation preference at stated value of $25,000 per share, accrue cumulative dividends at an annual rate of 10%, ranks senior to the Company’s common stock, and contain an optional conversion feature, at the option of the holder, into common stock at a variable conversion price, subject to customary anti-dilution protections and full ratchet down round protection. The initial conversion price is set at 85% of the market price of the common stock. Dividends on Series A accrue daily and are cumulative and shall be payable quarterly on the fifth day following the last day of each fiscal quarter. For the first two years following issuance, the dividend is payable in PIK dividend shares or in cash at the option of the Company, after which the decision lies with this investor.

Series A includes a dividend default feature, under which the dividend rate is increased to 15% whenever dividends are in arrears for one or more fiscal quarter, whether or not consecutive. Series A also include an optional redemption feature in cash at the option of the Company in whole. The redemption price is the greater of (i) stated value plus any accrued but unpaid dividends, or (ii) a multiple of 1.225 or 1.325 to the stated value if redeemed before or after the third anniversary date, respectively.

Because Series A Preferred Stock includes redemption provisions that are triggered upon a deemed liquidation event (change-of-control), which is outside the Company’s control, the shares of Series A have been classified as temporary equity (mezzanine equity) in accordance with ASC 480-10-S99-3A. The carrying amount of the Series A Preferred Stock will be accreted to its redemption value over the period to the earliest redemption date using the effective-interest method, with such accretion recognized as a deemed dividend that reduces income available to common shareholders. As of September 30, 2025, a deemed-liquidation event (such as a change-of-control) is not considered probable; therefore, no accretion to the redemption value has been recorded. The Company will begin accreting the carrying amount to the redemption value when and if a deemed-liquidation event becomes probable.

On June 20, 2025, the Company converted $1,000,000 of the outstanding balance under a line of credit from a related party into Series A Preferred Stock. The conversion only included a principal amount of $1,000,000 without accrued interest. Because the Series A Preferred Stock was issued in a non-market transaction with a related party, and the Company was not in a position to reliably determine the fair value of the preferred stock at the conversion date, the transaction was recorded at the negotiated amount of $894,711, which approximated the carrying amount of the related-party debt. No gain or loss was recognized upon conversion, as the carrying amount of the debt equaled the recorded amount of the preferred stock. In accordance with ASC 480-10-S99-3A, the Preferred Stock has been presented in mezzanine equity.

At September 30, 2025, the carrying amount of the Series A contingently redeemable Preferred Stock was $894,711, and the stated redemption value was $1,000,000. No accretion to redemption value has been recorded for the nine months ended September 30, 2025.

As of September 30, 2025, cumulative dividends in arrears totaled approximately $27,400. These dividends have not been declared by the Board of Directors. These dividends are payable when and if declared by the Board of Directors and must be satisfied prior to any dividends on common stock.

Note 6: Stockholders’ Equity

Preferred Stock

The Company has authorized 25,000,000 shares for preferred stock with a par value of $.0003 per share. The Company’s board of directors will have discretion to determine the rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, of each series of preferred stock. No shares of preferred stock have been issued as of December 31, 2024 and 2023.

Stock-Based Compensation

The Company’s 2024 Omnibus Plan authorizes the grant of incentive stock options, within the meaning of Section 422 of the Internal Revenue Code, to the Company’s employees and any of our parent and subsidiary corporations’ employees, and the grant of non-statutory stock options, restricted stock, restricted stock units, stock appreciation rights, performance units and performance shares to the Company’s employees, directors, and consultants and any of our future subsidiary corporations’ employees and consultants. Unless earlier terminated by the board of directors, the 2024 Omnibus Plan will terminate on, and no further awards may be granted, after the tenth (10th) anniversary of its effective date.

The Company accounts for stock-based compensation in accordance with ASC 718. Stock-based compensation expense is measured based on the grant date fair value of the share grant and recognized on a straight-line basis over the requisite service period, which is the vesting period. The total stock-based compensation expense recognized for share grants in the consolidated statements of operations as stock-based compensation for the year ended December 31, 2024, was $147,263. As of December 31, 2024, total unrecognized compensation cost related to unvested share grants was $105,187, classified as prepaid expenses, which is expected to be recognized over the next 3.4 years.

During the year ended December 31, 2024, the Company granted 1,549,500 in stock options with an exercise price of $0.33 (post stock split). No stock options were exercised, cancelled or forfeited. The options will vest over a period of 3 months to 48 months. Stock compensation is recognized on a straight-line basis over the requisite service period, which is the vesting period. The total stock-based compensation expense recognized for stock options in the consolidated statements of operations as stock-based compensation expenses for the year ended December 31, 2024 was $435,625. As of December 31, 2024, total unrecognized compensation cost related to unvested option grants was $138,039 which is expected to be recognized over the next 2.3 years.

The following table summarizes the option for the year ended December 31, 2024:

Activity	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at January 1, 2024	-	-	-	-
Granted	1,549,500	$0.33	10.0	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding at December 31, 2024	1,549,500	$0.33	9.4	-

Vested at December 31, 2024	1,200,213	$0.33	9.4	-

Exercisable at December 31, 2024	1,200,213	$0.33	9.4	-

The aggregate intrinsic value in the preceding table represents the total pretax intrinsic value, based on the options with an exercise price of $0.33 which exceeds the present fair market value. As a result, these options have no intrinsic value. The aggregate intrinsic value would have been received by the option holders had those option holders exercised their options on that date. If the Company’s stock price increases in the future, these options may provide future economic benefit to the holders and result in additional equity dilution upon exercise.

The Company recognizes compensation expense for all stock options granted using the fair value-based method of accounting. During the year ended December 31, 2024, we issued 1,549,500 options valued at $0.37 per option.